Definite-Life Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
Definite Life Intangible Assets [Abstract]
Schedule of finite-lived intangible assets, future amortization expense
Year ending June 30,
2016	$15,964
2017	15,985
2018	15,985
2019	15,985
2020	16,029
Thereafter	84,098
$164,046